Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
Entity Central Index Key	0001120925
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005467
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Investor Class
Trading Symbol	PIEQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,409,596,000
Holdings Count | Holding	704
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,409,596
Number of Portfolio Holdings	704

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.0%
Industrials & Business Services	17.6
Health Care	12.0
Consumer Discretionary	9.9
Consumer Staples	8.3
Information Technology	8.0
Materials	5.5
Communication Services	5.2
Utilities	3.7
Other	6.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

SAP	1.7%
Nestle	1.6
ASML Holding	1.5
Roche Holding	1.3
Novartis	1.3
AstraZeneca	1.2
Novo Nordisk	1.2
HSBC Holdings	1.1
Shell	1.1
Toyota Motor	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000224348
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Z Class
Trading Symbol	TLIEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,409,596,000
Holdings Count | Holding	704
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,409,596
Number of Portfolio Holdings	704

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.0%
Industrials & Business Services	17.6
Health Care	12.0
Consumer Discretionary	9.9
Consumer Staples	8.3
Information Technology	8.0
Materials	5.5
Communication Services	5.2
Utilities	3.7
Other	6.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

SAP	1.7%
Nestle	1.6
ASML Holding	1.5
Roche Holding	1.3
Novartis	1.3
AstraZeneca	1.2
Novo Nordisk	1.2
HSBC Holdings	1.1
Shell	1.1
Toyota Motor	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless